Variable Interest Entities VIEs (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2015 number
Assets
Cash and cash equivalents	$ 211,513,000	$ 342,065,000	$ 378,358,000	$ 424,155,000
Other current assets	90,834,000	19,538,000
Licenses	1,443,438,000	1,401,126,000
Property, plant and equipment, net	2,728,217,000	2,856,520,000
Other assets and deferred charges	276,218,000	117,735,000
Liabilities
Current liabilities	856,894,000	1,006,173,000
Variable Interest Entities, Other Disclosures
Federal Communications Commission deposit	60,000,000
Capital contributions, loans or advances	60,900,000
Noncontrolling interests with redemption features	1,150,000	536,000
Variable Interest Entities (VIE's)
Assets
Cash and cash equivalents	2,588,000	2,076,000
Other current assets	278,000	1,184,000
Licenses	312,977,000	310,475,000
Property, plant and equipment, net	10,671,000	18,600,000
Other assets and deferred charges	60,059,000	511,000
Total assets	386,573,000	332,846,000
Liabilities
Current liabilities	110,000	46,000
Deferred liabilities and credits	622,000	3,139,000
Total liabilities	732,000	3,185,000
Variable Interest Entities, Other Disclosures
Put option, exercisable dates	The limited partnership agreements of Advantage Spectrum, Aquinas Wireless and King Street Wireless also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership. The general partner’s put options related to its interests in King Street Wireless and Aquinas Wireless will become exercisable in 2019 and 2020, respectively. The general partner’s put options related to its interest in Advantage Spectrum will become exercisable on the fifth and sixth anniversaries of the issuance of any license.
Advantage Spectrum L.P.
Variable Interest Entities, Other Disclosures
Federal Communications Commission deposit	60,000,000
Advantage Spectrum L.P. | Subsequent event
Subsequent Events
Subsequent event, description	An FCC auction of AWS-3 spectrum licenses, referred to as Auction 97, began in November 2014 and ended in January 2015. U.S. Cellular participated in Auction 97 indirectly through its interest in Advantage Spectrum. A subsidiary of U.S. Cellular is a limited partner in Advantage Spectrum. Advantage Spectrum qualified as a “designated entity,” and thereby was eligible for bid credits with respect to spectrum purchased in Auction 97. To participate in this auction, a $60.0 million deposit was made to the FCC in 2014. Such amount is reflected in Other Assets and Deferred Charges in the Consolidated Balance Sheet. Advantage Spectrum was the provisional winning bidder for 124 licenses for an aggregate bid of $338.3 million, net of its anticipated designated entity discount of 25%. Advantage Spectrum’s bid amount, less the initial deposit of $60.0 million, plus certain other charges totaling $2.3 million, are required to be paid to the FCC by March 2, 2015.
Licenses won					124
Total winning bid					338,300,000
Designated entity auction discount					25.00%
Other auction charges					$ 2,300,000